Other Non-Current Assets (Details) - Schedule of Other Non-current Assets ¥ in Thousands, $ in Thousands		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Other Non Current Assets [Abstract]
Deposits	[1]	¥ 3,455		¥ 3,165
Long-term loan receivables	[2]			3,421
Total		¥ 3,455	$ 479	¥ 6,586

[1]	Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.
[2]	From May 2021 to May 2022, the Company entered into interest free loan agreements with three third parties for total principal amounts of RMB3.4 million. The repayment terms of the loan agreements ranged from 24 months to 36 months with due dates from May 2024 to June 2025. As of March 31, 2023 and 2024, the balances of long-term loan receivables were RMB3.4 million and Nil, respectively.